Subsequent Event - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended
		Aug. 31, 2021	May 31, 2021	Feb. 28, 2022	Aug. 31, 2021	Dec. 31, 2021
Subsequent Event [Line Items]
Aggregate Payment						$ 12,285
Common stock, dividends, per share, declared						$ 0.25
Payment Date		Sep. 15, 2021	Jun. 15, 2021		Dec. 15, 2021	Dec. 15, 2021
Series A Preferred Shares
Subsequent Event [Line Items]
Per Depositary Share Payment	[1]	$ 0.44	$ 0.30		$ 0.44
Aggregate Payment		$ 2,625	$ 1,808		$ 2,625
Series B Preferred Shares
Subsequent Event [Line Items]
Per Depositary Share Payment	[1]	$ 0.49			$ 0.49
Aggregate Payment		$ 2,917			$ 2,917
Subsequent Event
Subsequent Event [Line Items]
Common stock, dividends, per share, declared				$ 0.25
Payment Date				Mar. 15, 2022
Subsequent Event | Series A Preferred Shares
Subsequent Event [Line Items]
Per Depositary Share Payment				$ 0.44
Aggregate Payment				$ 2,625
Subsequent Event | Series B Preferred Shares
Subsequent Event [Line Items]
Per Depositary Share Payment				$ 0.39
Aggregate Payment				$ 2,344

[1]	Rounded to the nearest whole cent.